SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC topic 280, “Segment Reporting” (“ASC No. 280”). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 and 2015 and long-lived assets as of December 31, 2013 and 2014 and as of March 31, 2015:

Revenues:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

United States	$26,178	$32,041	$60,761	$10,300	$16,434
Israel	2,999	3,383	4,234	881	1,038
United Kingdom	2,627	6,862	12,220	713	3,554
EMEA (*)	8,522	15,551	16,744	3,445	7,753
Other	6,882	8,320	9,040	2,056	4,136

	$47,208	$66,157	$102,999	$17,395	$32,915

long-lived assets:

	December 31,		March 31, 2015
	2013	2014
			Unaudited

United States	$184	$606	$631
Israel	939	1,336	1,465
United Kingdom	144	143	160
EMEA (*)	5	15	17
Other	—	48	48

	$1,272	$2,148	$2,321

(*)	Europe, the Middle East and Africa excluding United Kingdom and Israel